HELD FOR SALE	12 Months Ended
Dec. 31, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2021 and December 31, 2020:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Investment properties	$8,037	$481
Property, plant and equipment	1,749	—
Equity accounted investments	—	102
Accounts receivables and other assets	724	5
Assets held for sale	10,510	588
Debt obligations	3,006	380
Accounts payable and other liabilities	76	16
Liabilities associated with assets held for sale	$3,082	$396

The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Balance, beginning of year	$588	$387
Reclassification to/(from) assets held for sale, net	12,561	2,381
Disposals	(2,610)	(2,222)
Fair value adjustments	—	9
Foreign currency translation	(57)	20
Other	28	13
Assets held for sale	$10,510	$588

At December 31, 2020, assets held for sale included an office asset in Australia, a multifamily asset in the U.S., two malls in the U.S., a mall in Brazil and four triple net lease assets in the U.S.

In the first quarter of 2021, the partnership sold two malls in the U.S, a triple-net lease asset in the U.S., a plot of land in the U.S, and a multifamily asset in the U.S. for net proceeds of approximately $56 million.

In the second quarter of 2021, the partnership sold two multifamily assets in the U.S, a mall in Brazil, a triple-net-lease asset and an office asset in Australia for net proceeds of approximately $161 million.

In the third quarter of 2021, the partnership sold eight malls in the U.S., an office asset in the U.S., three triple-net lease assets in the U.S., and eight multifamily assets in the U.S. for net proceeds of approximately $448 million.

In the fourth quarter of 2021, the partnership sold two office assets in Brazil, a mall in the U.S., an office asset in the U.S., an office asset in the U.K., three multifamily assets in the U.S., and a triple net lease asset in the U.S. for net proceeds of approximately $778 million.

At December 31, 2021, asset held for sale included a triple net lease portfolio in the U.S, a hospitality portfolio in the U.S., a mixed-use asset in South Korea, ten malls in the U.S., an office asset in the U.S., an office asset in Brazil, a multifamily asset in the U.S. and a hotel in the U.S.